Note 16 - Regulatory Matters - Compliance With Regulatory Capital Requirements Under Banking Regulations (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2014
Total capital (to risk-weighted assets), actual, amount	$ 21,674	$ 20,302
Total capital (to risk-weighted assets), actual, ratio	12.31%	13.20%
Total capital (to risk-weighted assets), for capital adequacy, amount	$ 14,090	$ 12,307
Total capital (to risk-weighted assets), for capital adequacy, ratio	8.00%	8.00%
Total capital (to risk-weighted assets), to be well capitalized, amount	$ 17,613	$ 15,383
Total capital (to risk-weighted assets), to be well capitalized, ratio	10.00%	10.00%
Tier 1 capital (to risk-weighted assets), actual, amount	$ 19,835	$ 18,670
Tier 1 capital (to risk-weighted assets), actual, ratio	11.26%	12.14%
Tier 1 capital (to risk-weighted assets), for capital adequacy, amount	$ 10,568	$ 9,230
Tier 1 capital (to risk-weighted assets), for capital adequacy, ratio	6.00%	6.00%	4.00%
Tier 1 capital (to risk-weighted assets), to be well capitalized, amount	$ 14,090	$ 12,307
Tier 1 capital (to risk-weighted assets), to be well capitalized, ratio	8.00%	8.00%
Common Equity Tier 1 capital (to risk-weighted assets), actual, amount	$ 19,835	$ 18,670
Common Equity Tier 1 capital (to risk-weighted assets), actual, ratio	11.26%	12.14%
Common Equity Tier 1 capital (to risk-weighted assets), for capital adequacy, amount	$ 7,926	$ 6,922
Common Equity Tier 1 capital (to risk-weighted assets), for capital adequacy, ratio	4.50%	4.50%
Common Equity Tier 1 capital (to risk-weighted assets), to be well capitalized, amount	$ 11,449	$ 9,999
Common Equity Tier 1 capital (to risk-weighted assets), to be well capitalized, ratio	6.50%	6.50%
Tier 1 capital (to average assets), actual, amount	$ 19,835	$ 18,670
Tier 1 capital (to average assets), actual, ratio	8.54%	8.94%
Tier 1 capital (to average assets), for capital adequacy, amount	$ 9,288	$ 8,356
Tier 1 capital (to average assets), for capital adequacy, ratio	4.00%	4.00%
Tier 1 capital (to average assets), to be well capitalized, amount	$ 11,610	$ 10,445
Tier 1 capital (to average assets), to be well capitalized, ratio	5.00%	5.00%